Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Adjusted profit before tax and balance sheet data

HSBC adjusted profit before tax and balance sheet data
		2019
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	23,400	15,292	14,916	1,848	(47)	55,409
– external		17,026	14,805	18,517	1,445	3,616	55,409
– inter-segment		6,374	487	(3,601)	403	(3,663)	—
of which: net interest income/(expense)		16,525	11,226	5,601	879	(3,612)	30,619
Change in expected credit losses and other credit impairment charges		(1,390)	(1,184)	(153)	(22)	(7)	(2,756)
Net operating income/(expense)		22,010	14,108	14,763	1,826	(54)	52,653
Total operating expenses		(14,017)	(6,801)	(9,417)	(1,424)	(1,136)	(32,795)
Operating profit/(loss)		7,993	7,307	5,346	402	(1,190)	19,858
Share of profit in associates and joint ventures		55	—	—	—	2,299	2,354
Adjusted profit before tax		8,048	7,307	5,346	402	1,109	22,212
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		36.2	32.9	24.1	1.8	5.0	100.0
Adjusted cost efficiency ratio		59.9	44.5	63.1	77.1	(2,417.0)	59.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		395,393	346,060	246,266	47,593	1,431	1,036,743
Interests in associates and joint ventures		449	—	—	—	24,025	24,474
Total external assets		526,621	367,509	1,066,584	52,224	702,214	2,715,152
Customer accounts		689,283	386,522	292,284	62,943	8,083	1,439,115

HSBC adjusted profit before tax and balance sheet data (continued)
		2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	21,374	14,465	15,025	1,757	(290)	52,331
– external		16,794	14,226	17,554	1,474	2,283	52,331
– inter-segment		4,580	239	(2,529)	283	(2,573)	—
of which: net interest income/(expense)		15,432	10,380	5,122	873	(2,189)	29,618
Change in expected credit losses and other credit impairment (charges)/recoveries		(1,134)	(712)	31	7	119	(1,689)
Net operating income/(expense)		20,240	13,753	15,056	1,764	(171)	50,642
Total operating expenses		(13,255)	(6,275)	(9,170)	(1,425)	(1,781)	(31,906)
Operating profit/(loss)		6,985	7,478	5,886	339	(1,952)	18,736
Share of profit in associates and joint ventures		33	—	—	—	2,413	2,446
Adjusted profit before tax		7,018	7,478	5,886	339	461	21,182
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		33.1	35.3	27.8	1.6	2.2	100.0
Adjusted cost efficiency ratio		62.0	43.4	61.0	81.1	(614.1)	61.0
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		367,917	337,099	247,125	39,602	2,533	994,276
Interests in associates and joint ventures		398	—	—	—	21,903	22,301
Total external assets		482,967	364,638	1,025,737	45,520	670,333	2,589,195
Customer accounts		649,172	362,274	294,584	65,053	8,655	1,379,738

		2017
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before loan impairment charges and other credit risk provisions	1	19,708	12,883	14,823	1,698	1,061	50,173
– external		16,582	13,009	16,086	1,433	3,063	50,173
– inter-segment		3,126	(126)	(1,263)	265	(2,002)	—
of which: net interest income/(expense)		13,573	8,822	4,746	812	(499)	27,454
Loan impairment charges and other credit risk provisions/(recoveries)		(941)	(468)	(439)	(17)	179	(1,686)
Net operating income		18,767	12,415	14,384	1,681	1,240	48,487
Total operating expenses		(12,386)	(5,770)	(8,709)	(1,384)	(2,010)	(30,259)
Operating profit/(loss)		6,381	6,645	5,675	297	(770)	18,228
Share of profit in associates and joint ventures		12	—	—	—	2,316	2,328
Adjusted profit before tax		6,393	6,645	5,675	297	1,546	20,556
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		31.1	32.3	27.6	1.4	7.6	100.0
Adjusted cost efficiency ratio		62.8	44.8	58.8	81.5	189.4	60.3
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		337,768	308,870	246,890	40,013	7,382	940,923
Interests in associates and joint ventures		364	—	—	—	21,558	21,922
Total external assets		457,126	340,211	960,732	46,706	667,822	2,472,597
Customer accounts		629,442	356,488	276,634	65,491	11,017	1,339,072

1	Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions, also referred to as revenue.

External net operating income by country
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

		2019	2018	2017
	Footnotes	$m	$m	$m
Reported external net operating income by country/territory	1	56,098	53,780	51,445
– UK		9,011	10,340	11,057
– Hong Kong		18,449	17,162	14,992
– US		4,471	4,379	4,573
– France		1,942	1,898	2,203
– other countries		22,225	20,001	18,620

1	Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions, also referred to as revenue.

Adjusted results reconciliation
		2019			2018				2017
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	1	55,409	689	56,098	52,331	1,617	(168)	53,780	50,173	1,344	(72)	51,445
ECL		(2,756)	—	(2,756)	(1,689)	(78)	—	(1,767)	N/A	N/A	N/A	N/A
LICs		N/A	N/A	N/A	N/A	N/A	N/A	N/A	(1,686)	(83)	—	(1,769)
Operating expenses		(32,795)	(9,554)	(42,349)	(31,906)	(1,109)	(1,644)	(34,659)	(30,259)	(915)	(3,710)	(34,884)
Share of profit in associates and joint ventures		2,354	—	2,354	2,446	90	—	2,536	2,328	47	—	2,375
Profit/(loss) before tax		22,212	(8,865)	13,347	21,182	520	(1,812)	19,890	20,556	393	(3,782)	17,167

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		2019			2018				2017
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	1	55,409	689	56,098	52,331	1,617	(168)	53,780	50,173	1,344	(72)	51,445
ECL		(2,756)	—	(2,756)	(1,689)	(78)	—	(1,767)	N/A	N/A	N/A	N/A
LICs		N/A	N/A	N/A	N/A	N/A	N/A	N/A	(1,686)	(83)	—	(1,769)
Operating expenses		(32,795)	(9,554)	(42,349)	(31,906)	(1,109)	(1,644)	(34,659)	(30,259)	(915)	(3,710)	(34,884)
Share of profit in associates and joint ventures		2,354	—	2,354	2,446	90	—	2,536	2,328	47	—	2,375
Profit/(loss) before tax		22,212	(8,865)	13,347	21,182	520	(1,812)	19,890	20,556	393	(3,782)	17,167

1 Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions, also referred to as revenue.

Adjusted balance sheet reconciliation
	2019	2018			2017
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	1,036,743	994,276	(12,580)	981,696	940,923	22,041	962,964
Interests in associates and joint ventures	24,474	22,301	106	22,407	21,922	822	22,744
Total external assets	2,715,152	2,589,195	(31,071)	2,558,124	2,472,597	49,174	2,521,771
Customer accounts	1,439,115	1,379,738	(17,095)	1,362,643	1,339,072	25,390	1,364,462

Adjusted profit reconciliation
		2019	2018	2017
	Footnotes	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax		22,212	21,182	20,556
Significant items		(8,865)	(1,812)	(3,782)
– customer redress programmes (revenue)		(163)	53	(108)
– disposals, acquisitions and investment in new businesses (revenue)		768	(113)	274
– fair value movements on financial instruments	1	84	(100)	(245)
– costs of structural reform	2	(158)	(361)	(420)
– costs to achieve		—	—	(3,002)
– customer redress programmes (operating expenses)		(1,281)	(146)	(655)
– disposals, acquisitions and investment in new businesses (operating expenses)		—	(52)	(53)
– gain on partial settlement of pension obligation		—	—	188
– goodwill impairment		(7,349)	—	—
– past service costs of guaranteed minimum pension benefits equalisation		—	(228)	—
– restructuring and other related costs		(827)	(66)	—
– settlements and provisions in connection with legal and other regulatory matters		61	(816)	198
– currency translation on significant items			17	41
Currency translation			520	393
Reported profit before tax		13,347	19,890	17,167

1	Fair value movements on financial instruments include non-qualifying hedges and debt value adjustments on derivatives.

2
Comprises costs associated with preparations for the UK’s exit from the European Union, costs to establish the UK ring-fenced bank (including the UK ServCo group) and costs associated with establishing an intermediate holding company in Hong Kong.